Revenues (Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 50,235	$ 45,646	$ 46,830
Israel [Member]
Revenues	27,992	21,965	22,866
Europe [Member]
Revenues	10,623	11,583	13,400
North America [Member]
Revenues	6,227	7,664	5,400
Rest Of The World [Member]
Revenues	$ 5,393	$ 4,434	$ 5,164